MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Cost or amortized cost	$ 384,320	$ 296,243
Level 2 Securities [Member]
Marketable Securities [Line Items]
Fair Value	374,589	294,530
Cost or amortized cost	384,320	296,243
Gross unrealized holding loss	(9,745)	(1,793)
Gross unrealized holding gains	14	80
Level 2 Securities [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Fair Value	339,684	264,265
Cost or amortized cost	348,687	265,829
Gross unrealized holding loss	(9,003)	(1,635)
Gross unrealized holding gains	0	71
Level 2 Securities [Member] | Municipal bonds [Member]
Marketable Securities [Line Items]
Fair Value	2,551	2,925
Cost or amortized cost	2,674	2,951
Gross unrealized holding loss	(123)	(26)
Gross unrealized holding gains		0
Level 2 Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Line Items]
Fair Value	21,252	19,913
Cost or amortized cost	21,850	20,041
Gross unrealized holding loss	(612)	(131)
Gross unrealized holding gains	14	3
Level 2 Securities [Member] | Commercial Paper [Member]
Marketable Securities [Line Items]
Fair Value	4,195
Cost or amortized cost	4,195
Gross unrealized holding loss	0
Gross unrealized holding gains	0
Level 2 Securities [Member] | Certificates of deposit [Member]
Marketable Securities [Line Items]
Fair Value	6,907	7,427
Cost or amortized cost	6,914	7,422
Gross unrealized holding loss	(7)	(1)
Gross unrealized holding gains	$ 0	$ 6